OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING INCOME
Schedule of interest and valuation on financial asset instruments
The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
In millions of COP
Interest on debt instruments using the effective interest method	965,935	1,029,377	588,792
Interest and valuation on financial instruments
Debt investments(1)	1,367,980	628,082	1,198,296
Repos	237,321	137,014	(84,410)
Derivatives(2)	154,130	(157,818)	171,381
Spot transactions	(3,187)	(28,590)	77,433
Total valuation on financial instruments	1,756,244	578,688	1,362,700
Total Interest and valuation on financial instruments	2,722,179	1,608,065	1,951,492
(1) The increase is mainly presented in Bancolombia S.A., due to a higher volume and higher valuation in the portfolio of securities issued by foreign governments (United States Treasury Bonds), which are directly related to the variations in the exchange rate.
(2) The variation occurs mainly in Bancolombia due to the valuation of forwards.

Schedule of interest on financial liability instruments
The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
In millions of COP
Deposits(1)	12,215,673	13,323,516	6,141,680
Borrowing costs(1)	1,349,913	1,658,996	763,717
Debt instruments in issue(2)	1,202,112	1,426,615	1,328,511
Lease liabilities	135,546	113,815	111,349
Preferred shares	57,701	57,701	57,701
Overnight funds	22,306	30,540	11,375
Other interest (expense)	40,660	57,112	28,137
Total interest expenses	15,023,911	16,668,295	8,442,470
(1)The intervention rate issued by the Banco de la República de Colombia for the period of 2024 started at 13.00% and closed at 9.50%, for 2023 it started at 12.00% and closed at 13.00% and for 2022 it started at 3.00% and closed at 12.00%. This has an impact on the rates of deposits and financial obligations.
(2) In 2024, the decrease occurs mainly due to maturities of debt securities in legal currency.

Schedule of balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers
The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Bank’ segments see Note 3. Operating segments:
As of December 31, 2024

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,657,690	282,611	257,697	85,841	-	-	-	1,934	-	3,285,773
Banking services	694,554	131,958	166,713	65,432	-	-	-	43,540	34,580	1,136,777
Payment and collections	1,024,053	15,735	-	-	-	-	-	-	-	1,039,788
Bancassurance	958,311	67,197	47	-	6	-	3	-	-	1,025,564
Fiduciary Activities and Securities	-	18,962	6,515	904	448,848	-	95,972	50	-	571,251
Acceptances, Guarantees and Standby Letters of Credit	73,302	27,365	5,789	1,880	-	-	-	679	-	109,015
Investment banking	-	1,670	2,097	-	-	69,266	8,854	-	-	81,887
Brokerage	-	16,473	-	-	-	-	20,648	-	-	37,121
Others	252,445	359	76,876	57,721	-	-	6,715	5,698	1,848	401,662
Total revenue of contracts with customers	5,660,355	562,330	515,734	211,778	448,854	69,266	132,192	51,901	36,428	7,688,838
As of December 31, 2023

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,467,174	272,380	233,049	95,833	-	-	-	1,992	-	3,070,428
Banking services	593,729	110,271	157,386	68,857	-	-	-	37,746	23,574	991,563
Payment and collections	950,167	15,236	-	-	-	-	-	-	-	965,403
Bancassurance	924,280	72,705	77	-	104	29	126	-	-	997,321
Fiduciary Activities and Securities	-	20,233	6,399	851	361,632	-	74,377	54	-	463,546
Acceptances, Guarantees and Standby Letters of Credit	72,335	25,159	5,211	3,173	-	-	-	1,803	-	107,681
Investment banking	-	980	1,225	-	-	55,888	10,728	-	-	68,821
Brokerage	-	15,568	-	-	-	-	11,140	-	-	26,708
Others	244,414	398	76,221	54,486	229	-	7,614	5,633	412	389,407
Total revenue of contracts with customers	5,252,099	532,930	479,568	223,200	361,965	55,917	103,985	47,228	23,986	7,080,878
As of December 31, 2022

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,248,727	232,637	216,977	79,551	-	-	-	1,868	-	2,779,760
Banking services	481,103	91,938	142,047	78,264	-	-	-	31,277	12,732	837,361
Payment and collections	851,983	13,975	-	-	-	-	-	-	-	865,958
Bancassurance	814,653	57,858	97	-	29	8	32	-	-	872,677
Fiduciary Activities and Securities	-	18,975	6,522	803	318,840	-	78,509	53	-	423,702
Acceptances, Guarantees and Standby Letters of Credit	58,293	18,382	10,081	3,774	-	-	-	828	-	91,358
Investment banking	-	550	1,482	-	-	86,224	15,667	-	-	103,923
Brokerage	-	11,888	-	-	-	-	15,960	-	-	27,848
Others	229,804	380	66,971	56,162	-	-	1,198	7,995	5,429	367,939
Total revenue of contracts with customers	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526

Schedule of accounts receivable and contract liabilities balances
The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2024, 2023 and 2022:

	2024	2023	2022
In millions of COP
Accounts receivable from contracts with customers(1)	257,262	259,516	192,029
Liabilities from contracts with customers(2)(3)(4)	68,040	60,128	56,856
(1) Allowances for receivables from customers are COP 23,639, COP 21,591 and COP 15,330 for the year 2024, 2023 and 2022, respectively.
(2) Contract liabilities are mainly related to commissions received from customers when the Bank issues financial guarantees. They are recognized as income during the term of the contract, according to the form and frequency of payment of the commissions. The weighted-average expected period for income recognition as of December 31, 2024 was 1.5 years, as of December 31, 2023, 1.3 years and as of December 31, 2022 was 1.6 years.
(3) During the years 2024, 2023 and 2022, income was recognized for COP 53,906, COP 55,179 and 45,656 respectively from the liability of contracts with clients at the beginning of the period.
(4) See Note 20. Other liabilities.

Schedule of fees and commissions expenses

Fees and Commissions Expenses	2024	2023	2022
In millions of COP
Banking services	1,704,221	1,483,785	1,242,590
Sales, collections and other services	894,836	855,480	712,266
Correspondent banking	623,193	507,586	409,455
Payments and collections	46,792	41,820	34,720
Others	242,732	208,609	191,135
Total expenses for commissions	3,511,774	3,097,280	2,590,166

Schedule of other operating income
The following table sets forth the detail of other operating income net for the years ended December 31, 2024, 2023 and 2022:

Other operating income	2024	2023	2022
In millions of COP
Leases and related services(1)	1,827,163	1,771,016	1,362,677
Net foreign exchange and Derivatives Foreign exchange contracts(2)	437,884	1,215,064	(373,045)
Investment property valuation(3)	200,256	197,526	236,617
Gains on sale of assets(4)	103,481	170,910	171,482
Insurance(5)	85,993	86,330	92,294
Other reversals	75,928	67,617	64,467
Logistics services(6)	47,880	136,118	165,738
Penalties for failure to contracts	7,952	13,855	6,833
Others	255,448	321,214	326,372
Total Other operating income	3,041,985	3,979,650	2,053,435
(1) Corresponds to operating leases for COP 795,179, COP 833,244 and COP 649,693, other related leasing services for COP 671,251, COP 660,442 and COP 541,436 (see Note 11.1 lessor), property leases for COP 325,286, COP 228,325 and COP 157,511 (see Note 9. Investment properties) and other assets leases for COP 35,447, COP 49,005, COP 14,037 for the years ended December 31, 2024, 2023 and 2022 respectively.
(2) Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.
(3) In 2024, the increase occurs due to the indexation of properties to the UVR and due to updating the appraisals of investment properties.
(4) Corresponds mainly to lower gains on assets held for sale, mostly vehicles and assets returned from leasing contracts.
(5)Corresponds to income from insurance operations of Seguros Agromercantil S.A., subsidiary domiciled in Guatemala.
(6) The decrease is mainly due to the total closure of operations of the subsidiary Transportempo. For further information see note 1. Reporting entity.

Schedule of dividends received, and share of profits of equity method investees
The following table sets forth the dividends and net income on equity investments for the years ended December 31, 2024, 2023 and 2022:

Dividends and net income on equity investments	2024	2023	2022
	In millions of COP
Equity method(1)	222,572	113,115	219,105
Dividends(2)	140,634	127,427	59,072
Equity investments and other financial instruments(3)	42,194	22,944	(672)
(Losses) Gains on sale of investments in associates(4)	-	-	(34,451)
Impairment of investments in associates and joint ventures(5)	(314,347)	(108,175)	(9,633)
Others(6)	13,520	54,874	2,433
Total dividends received, and share of profits of equity method investees	104,573	210,185	235,854
(1)As of December 31, 2024, 2023 and 2022, corresponds to income from equity method of investments in associates for COP 311,193, COP 230,704 and COP 265,885 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP (88,621), COP (117,589) and (46,780), respectively. For further information, see Note 8. Investments in associates and joint ventures.
(2)As of December 31, 2024, 2023 and 2022, includes dividends received from equity investments at fair value through profit or loss for COP 1,461, COP 768 and COP 6,209 and investments written off for COP 2, COP 341 and COP 116, respectively; dividends from equity investments at fair value through OCI for COP 17,194, COP 18,464 and COP 16,842, respectively and investments written off for COP 3,231 in 2023. Dividends received of the associate at fair value P.A. Viva Malls are COP 121,977, COP 104,623 and COP 35,905, respectively. For further information, see Note 8. Investments in associates and joint ventures.
(3)For 2024, the variation is in Bancolombia S.A. for COP 34,438 mainly in FCP Pactia Inmobiliario, Inversiones CFNS S.A.S. for COP (9,237) and Banagrícola S.A. for COP (8,227). For 2023, the increase is explained by the effect of the exchange of shares from Bolsa de Valores de Colombia for shares of the Holding Bursátil Regional in Chile. The Holding Bursátil Regional was constituted as of the integration of Colombia, Perú and Chile Stock Exchanges in November 2023.
(4)In December 2022, was registered the spin-off of Protección S.A. and the creation of the company Asulado Seguros de Vida S.A., of which the Bank sold its participation to SURA Asset Management S.A., to comply with the authorized investment regime, and a loss of COP (41,434) was recognized, during the same year as a result of the sale in 2019 of the investments in the associates Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., COP 6,983 was received as contingent payment.
(5)As of December 31, 2024, 2023 and 2022, impairment of investments in associates and joint ventures recognized in the Investment Banking segment is COP 156,205, COP 106,574 and COP (5,032) and in other segments is COP 2,091, COP 1,601 and COP 14,665, respectively. For 2024, in Banking Colombia segment is recognized a impairment for COP 156,051. For further information, see Note 8. Investments in associates and joint ventures.
(6)For the three periods, corresponds to gains recognized from a bargain purchase of P.A. Sodimac for COP 13,520 in 2024, of P.A. Calle 84 (2) and P.A. Calle 84 (3) for COP 31,117 and P.A. Nomad Central for COP 23,757 in 2023 and of P.A. FAI Calle 77 (for further information, see Note 9.3. Business combination) in 2022.